Acquisition (Tables)	6 Months Ended
Jun. 30, 2023
Acquisition [Abstract]
Schedule of Fair Value of the Identifiable Assets Acquired and Liabilities Assumed	The following table summarizes the fair value of the identifiable assets acquired and liabilities assumed at the acquisition date, which represents the net purchase price allocation at the date of the acquisition based on a valuation performed by an independent valuation firm engaged by the Company.
Amount
Total consideration for step acquisition	$12,640,062

Assets acquired and liabilities assumed:
Cash acquired	49,496
Property and equipment, net	305
Intangible assets, net	19,226,106
Current liabilities	(256,739)
Total net assets acquired	19,019,168
Previous held 19.99% Equity Value	(7,962,586)
31% Equity Value with noncontrolling interest	(19,522,079)
Goodwill	$21,105,559
The following table summarizes the fair value of the identifiable assets acquired and liabilities assumed at the acquisition date, which represents the net purchase price allocation at the date of the acquisition based on a valuation performed by an independent valuation firm engaged by the Company.
Amount
Total consideration for step acquisition	$24,078,675

Assets acquired and liabilities assumed:
Cash acquired	10,258
Other current assets	1,034,968
Property and equipment, net	10,975
Intangible assets, net	17,984,093
Current liabilities	(211,718)
Total net assets acquired	18,828,576
Previous held 31.5% Equity Value	(13,937,461)
10% Equity Value with non-controlling interests	(4,424,591)
Goodwill	$23,612,151